Related Party Transactions (Transactions With Affiliated Companies) (Details) (Affiliated Entity [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Affiliated Entity [Member]
Operating revenues	¥ 23,145	¥ 18,767	¥ 14,929
Operating expenses	105,682	96,048	98,661
Receivables	11,839	11,668
Payables	73,042	66,844
Proceeds from dividends received	¥ 18,527	¥ 18,284	¥ 18,446